Financial risk management	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial risk management
4.	Financial risk management

The Company is exposed to the following risks from the use of financial instruments:

-	Credit risk
-	Liquidity risk
-	Market risk

This note presents information about the Company’s exposure to each of the above risks, the objectives, policies and processes of measuring and risk management of the Company. In different sections of these consolidated financial statements, the Company has included additional in-depth disclosures.

As of December 31, 2019, 2020 and 2021, financial instruments held by the Company are comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Financial assets
Cash and cash equivalents	Ps.	7,500,193	Ps.	14,444,549	Ps.	13,332,877
Trade accounts receivables		1,479,410		1,266,005		1,720,475
Derivative financial instruments		4,686		-		89,711
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	12,000,000	Ps.	17,000,000	Ps.	22,500,000
Current and long-term bank loans		4,437,043		7,355,166		5,360,908
Accounts payable (1)		1,215,264		1,172,044		3,321,865
Financial liabilities at Fair Value
Derivative financial instruments		265,979		750,704		71,387
Liabilities for assets in lease		37,192		26,193		58,966

(1)Include suppliers, other suppliers, AMP and other accounts payable

Financial risk management objectives – The Board of Directors is responsible for developing and monitoring the Company’s risk management policies.

The Company’s risk management policies are established for identifying and analyzing potential risks, to set appropriate limits and controls, and for monitoring such risk on an ongoing basis. Policies and risk management systems are reviewed regularly to reflect changes in market conditions and the Company's activities. The Company, through its training and management standards and procedures, aims to develop an environment of disciplined and constructive control in which all employees understand their roles and obligations.

The Audit Committee of the Company supervises how management monitors compliance with policies and procedures of risk management, and reviews what is appropriate to the risk management framework in relation to the risks faced by the Company. The Audit Committee is supported in its oversight role by the Company's Internal Audit Function. Internal Audits perform routine and special reviews of controls and risk management procedures, and report their results directly to the Audit Committee.

Credit risk – Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company and arises primarily from trade accounts receivable and the Company’s investments, including investment funds and derivative financial instruments.

–

Accounts receivable and others – The Company's exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the demographic characteristics of its customers, including the default risk of the industry and country in which its customers operate, as these factors could also affect credit risk, particularly considering the recent economic downturn. The main source of income for the Company is the Passenger Charge Fees (TUA) and leasing revenues from commercial areas in its airports. The TUA is charged to each departing passenger (except diplomat, infant or transit passenger), and is collected by the airlines and subsequently refunded to the airports. For the years ended December 31, 2019, 2020 and 2021 the revenues for TUA represented 52.9%, 50.0% and 52.5% of the total revenues, respectively. The leasing revenues from commercial areas are collected from other clients, which are not airline customers. The 29.2%, 33.5% and 35.5% of the Company’s revenues in 2019, 2020 and 2021 are derived from the TUA collected by three major client airlines, which collect the TUA and remit it to the airports. However, geographically there is no credit risk concentration because airports are located in different cities in Mexico and Jamaica, and therefore if one airport has an operating problem the other airports would not be affected. The 27.4%, 27.9% and 26.1% of aeronautical and non-aeronautical revenues earned during the periods ended December 31, 2019, 2020 and 2021 were generated by the Guadalajara airport. In addition, 91.0%, 87.3% and 86.9% of aeronautical and non-aeronautical revenues earned during the periods ended December 31, 2019, 2020 and 2021, respectively, were generated by seven of the Company's airports (Guadalajara, Tijuana, San José del Cabo, Puerto Vallarta, Montego Bay, Guanajuato and Hermosillo).

The Company has a credit policy under which each new customer is analyzed individually for creditworthiness before offering the standard terms and conditions of payment and delivery of the services provided by the Company. The review of the Company includes external ratings, when they are available, and in some cases bank references. Every customer has established credit limits, which must be approved by the Company's management and are reviewed periodically.

The Company has entered into agreements with all its airline customers to collect the TUA in Mexico, by who receive the payment for the use of the airport services on behalf of the airports. According to these agreements, each customer airline could have a grace period of up to a maximum of 60 days to reimburse the airport for the TUA paid by passengers. If an airline customer needed a credit term of up to 60 days, it must provide a guarantee to the airport covering this period, bond, or cash equivalent of 30 days more than the estimated consumption for the credit period requested by that airline. In the event of insolvency of any airline or a notice by the authorities on suspension of operations, the Company may recover the pending amounts regarding TUA up to the value of the guarantee. In order to mitigate credit risk with its customers, mainly TUA, airlines have granted cash guaranties, which are reported as deposits received, in the consolidated statements of financial position, in addition to the cash guaranties of other commercial customers. As of December 31, 2019, 2020 and 2021, the Company has customer deposits received in guarantee of Ps.1,143,485, Ps.696,059 and Ps.788,435, respectively. These deposits are considered long-term based on the duration of the contracts signed with these airlines and the expectation that they will maintain long-term operations at the Company’s airports.

When reviewing credit risk, management groups the Company’s clients according to their credit characteristics that include whether the customer is an individual or a corporation, if they are airline customers, commercial customers, age and the existence of previous financial difficulties.

The Company systematically and periodically reviews the aging and collection of trade accounts receivable and recognizes a change in credit loss according to the average loss rated (Note 6).

Credit risk:

The Company determines the expected credit losses in these items using a provision matrix, estimated based on the historical experience of credit losses based on the past due status of customers and adjusted as appropriate to reflect current conditions and estimates of future economic conditions. As a result, the credit risk profile of these assets is presented based on their matured status in terms of the provision matrix. Note 6 includes additional details on the provision for losses for these assets.

The following tables presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2019, 2020 and 2021.

Balance of the trade account receivables as of December 31, 2019	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,258,569	Ps.	-	No
1 to 30 days past due	5.97%		133,533		7,978	No
31 to 60 days past due	13.69%		91,640		12,546	No
61 to 90 days past due	47.48%		30,832		14,640	No
More than 90 days past due	100%		2,693		2,693	Yes
Legal	100%		13,165		13,165	Yes
		Ps.	1,530,432	Ps.	51,022

Balance of the trade account receivables as of December 31, 2020	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,192,643	Ps.	-	No
1 to 30 days past due	8.31%		55,461		4,611	No
31 to 60 days past due	19.14%		25,223		4,827	No
61 to 90 days past due	86.54%		15,736		13,619	No
More than 90 days past due	100%		109,759		109,759	Yes
Legal	100%		14,136		14,136	Yes
		Ps.	1,412,958	Ps.	146,952

Balance of the trade account receivables as of December 31, 2021	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,577,211	Ps.	-	No
1 to 30 days past due	9.69%		107,521		10,417	No
31 to 60 days past due	26.83%		27,605		7,407	No
61 to 90 days past due	49.38%		51,288		25,325	No
More than 90 days past due	100%		44,125		44,125	Yes
Legal	100%		69,128		69,128	Yes
		Ps.	1,876,878	Ps.	156,403

Loss rates are based on actual credit loss experience over the past three years. These rates are multiplied by scaling factors to reflect differences between economic conditions during the period in which the historical data has been collected, the current conditions and the Company’s view of economic conditions over the expected life of the trade account receivables.

–

Financial instruments held for trading purposes – The Company limits its exposure to credit risk by investing in government-backed securities. Management constantly monitors credit ratings to anticipate any counterparty defaults.

–

Liquid funds and derivative financial instruments – The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by recognized rating agencies.

Liquidity risk – The risk of liquidity means the possibility that the Company will have difficulty to fulfill its obligations related to its financial liabilities that will be paid in cash or another financial asset. The Company focuses its liquidity management to ensure, as much as possible, that it will have sufficient liquidity to comply with its obligations at their maturity date, both in normal and in extraordinary conditions, without incurring in unacceptable losses or risking the reputation of the Company.

The Company utilizes its budget, prepared at a cost center level, to allocate resources to render its services, which helps to monitor cash flow requirements and to optimize the performance of its investments. Generally, the Company ensures availability of sufficient cash flows to cover operating expenses for a period of 60 days, including payment of its financial debt, the aforementioned excludes the possible impact of extreme circumstances that are not reasonably predictable, such as natural disasters.  The Company has external financing as described in Note 16 for compliance with its obligations under the MDP, whereas for other obligations it uses cash flows from operating activities and resources received at the maturity of its financial investments. As of December 31, 2019 the Company has credit lines available to dispose for USD$7.0 million and as of December 31, 2020 and 2021 USD$7.0 million and USD$30.0 million, in both periods.

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2019, 2020 and 2021:

	December 31, 2019
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		2,200,000		—		8,300,000		—		10,500,000
Fixed rate loans			—		—		—		—		215,718		215,718
Variable rate bank loans			—		—		124,379		4,096,946		—		4,221,325
Fixed rate interest	7.92%		2,551		7,425		129,976		538,534		305,422		983,908
Variable rate interest	6.55%		77,908		190,603		526,134		1,278,134		—		2,072,779
Trade accounts payable and other payables	N/A		190,230		670,124		—		—		—		860,354
AMP	N/A		—		—		355,361		—		—		355,361
Liabilities for assets in lease	N/A		1,060		2,226		9,291		24,615		—		37,192
		Ps.	271,749	Ps.	3,070,378	Ps.	1,145,141	Ps.	14,238,229	Ps.	2,021,140	Ps.	20,746,637

	December 31, 2020
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	3,598,000	Ps	5,098,000
Long-term debt securities (variable rate)			—		—		1,500,000		10,402,000		—		11,902,000
Fixed rate loans			—		—		—		1,000,000		228,350		1,228,350
Variable rate bank loans			—		—		4,969,791		1,157,025		—		6,126,816
Fixed rate interest	7.92%		2,700		7,770		131,334		503,128		223,856		868,788
Variable rate interest	6.55%		64,453		180,141		773,412		2,224,948		444,197		3,687,151
Cash flow hedges	7.46%		29,485		50,189		150,566		462,043				692,283
Trade accounts payable and other payables	N/A		247,757		767,284		—		—		—		1,015,041
AMP	N/A		—		—		157,003		—		—		157,003
'Liabilities for assets in lease	N/A		904		1,896		7,918		15,475		—		26,193
		Ps.	345,299	Ps.	1,007,280	Ps.	7,690,024	Ps.	17,264,619	Ps.	4,494,403	Ps.	30,801,625

	December 31, 2021
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	6,598,000	Ps	8,098,000
Long-term debt securities (variable rate)			—		1,500,000		2,300,000		10,602,000		—		14,402,000
Fixed rate loans			—		—		—		3,931,449		235,616		4,167,065
Variable rate bank loans			—		—		164,668		1,029,175		—		1,193,843
Fixed rate interest	7.79%		9,481		78,411		664,137		2,634,561		715,416		4,102,006
Variable rate interest	5.42%		69,817		218,273		513,579		1,287,587		—		2,089,256
Cash flow hedges	7.46%		9,839		39,357		72,018		107,977		—		229,191
Trade accounts payable and other payables	N/A		712,093		2,215,564		—		—		—		2,927,657
AMP	N/A		—		—		394,208		—		—		394,208
'Liabilities for assets in lease	N/A		2,036		4,268		17,825		34,837		—		58,966
		Ps.	803,266	Ps.	4,055,873	Ps.	4,126,435	Ps.	21,127,586	Ps.	7,549,032	Ps.	37,662,192

The interest payable from loans with variable interest rates was determined based on projected interest rates, plus the basis point adjustment corresponding to each bank loan.

The Company has bank loans, which include, among other obligations, restrictions that limit the destination of the resources, in addition to maintaining some financial ratios, as described in Note 16.

Market risk – Is the risk that changes in market prices, such as exchange rates, interest rates and prices of equity instruments that may affect the amount of the Company’s financial instruments. The Company’s market risk management objectives include controlling the risk exposures between acceptable parameters, while optimizing profits.

The Company in certain cases enters into derivatives instrument contracts to manage market risks. These transactions are in-line within the policies established by management. The Company also applies hedge accounting to minimize the volatility in profit or loss associated with certain financial instruments.

–

Foreign exchange risk – The Company is exposed to currency risk for its revenues and trade accounts receivable denominated in a currency other than the functional currency of the Company. The foreign currencies in which transactions are primarily denominated is the U.S. dollar (USD) (Note 29).

In Mexico, the tariffs to be charged to international passengers and international flights are published in the Official Gazette of the Federation (Diario Oficial de la Federación) in USD, however, in accordance with Mexican law these tariffs are billed and collected in Mexican pesos. A significant depreciation of the peso during the last two months in each year could lead to an increase in aeronautical revenues that could lead to exceeding the maximum tariff per traffic unit allowed, which may be a breach of compliance with the Concession’s maximum rates of each airport. If a significant appreciation of the peso occurs, the Company may be required to provide discounts to avoid exceeding the maximum tariffs. On the other hand, a significant appreciation of the peso could lead to our rates substantially decreasing. The Company has no way to recover the lost revenue if it charges less than the maximum rate as a result of a significant appreciation of the peso.

In MBJ, the tariffs are billed and charged to domestic and international passengers in USD, which are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States. In January 2020, the new tariffs approved by the Jamaican Civil Aviation Authority (JCAA) in December 2019 came into effect, where the increase in the rate for international passengers was USD$19.34 to USD$24.74 per person and domestic passenger´s tariffs remained USD$5.52 per person. Therefore, the Company’s revenues would not be exposed to a possible devaluation or appreciation of the Jamaican dollar against the US dollar.

In PACKAL, the tariffs are billed and charged to domestic and international passengers in USD, which they are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States. In April 2020, the new tariffs approved by the Jamaican Civil Aviation Authority (JCAA) in December 2019 came into effect, where the increase in the rate for international passengers was USD$16.81 to USD$28.80 per person and increase in domestic passenger´s tariffs was USD$5.83 to USD$9.99 per person, therefore, the Company’s revenues would not be exposed to a possible devaluation or appreciation of the Jamaican dollar against the US dollar.

While the Company can ensure that it does not exceed the maximum rates in Mexico as mentioned above, the depreciation of the Mexican peso can have a positive effect on commercial revenues and aeronautical revenues, while that appreciation of the Mexican peso generally has a negative effect. The rates applied to international passengers, international flights and some of our commercial contracts are denominated in USD and are billed and collected in Mexican pesos translated at the average exchange rate of the previous month.  Therefore, the depreciation of the Mexican peso against the dollar results in the Company obtaining more Mexican pesos than before the depreciation, while the appreciation of the Mexican peso against the USD results in the Company obtaining less Mexican pesos. As the Mexican peso appreciates against the USD, the Company obtains fewer Mexican pesos which could result in a decrease in profit, especially if the appreciation continues or exceeds historical levels. In addition, although most of our operating costs are denominated in pesos, we cannot predict whether our cost of services will increase as a consequence of the depreciation of the peso, or as a result of other factors.

In MBJA and PACKAL, expenses are comprised 70% in USD, with the rest payable in Jamaican dollars. An appreciation of the Jamaican dollar would therefore increase expenses in USD terms.

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2021		Peso amounts at exchange rate of Ps. 20.5835 on December 31, 2021		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	229,819	Ps.	4,730,488	Ps.	4,300,444	Ps.	5,203,537
Trade accounts receivable	19,686		405,199		368,363		445,719
	249,505		5,135,687		4,668,807		5,649,256
Financial liabilities:
Accounts payable	(43,124)		(887,652)		(806,957)		(976,418)
Bank loans	(260,447)		(5,360,908)		(4,873,553)		(5,896,999)
	(303,571)	Ps.	(6,248,560)	Ps.	(5,680,510)	Ps.	(6,873,417)
Net liability position	(54,066)	Ps.	(1,112,873)	Ps.	(1,011,703)	Ps.	(1,224,161)

Interest rate risk – The Company is exposed to fluctuations in interest rates on financial instruments, such as investments, loans and debt issuances. The Company monitors its interest rate risk and when bank loans are entered into with variable interest rates, it determines whether it should enter into derivative financial instruments, in order to reduce its exposure to the risk of volatility in interest rates type CAP and SWAPS. The negotiation with derivative financial instruments is only entered into with institutions of high repute and credit rating. The Company does not enter into financial instruments for speculative purposes.

The Company is exposed to LIBOR reference interest rate, which is subject to the reference interest rate reform. As indicated in Note 16, the loans include debt contracted at a variable rate in US dollars. The Company is monitoring the market that is managing the transition to new benchmark interest rates, this includes announcements made by regulators of LIBOR on the transition.

As a result of this, the Company determined that LIBOR exposure will allow an easy transition to alternative reference rates launched in 2021, from the LIBOR rate to the reference rate that is defined, the Company´s derivative instruments only hedge the positions at a variable rate in pesos (Note 15).

Fluctuations in interest rates impact primarily loans, changing either their fair value (fixed rate debt) or their future cash flows (variable rate debt). Management does not have a formal policy to determining how much exposure the Company should have to fixed or variable rates. However, when getting new loans, management uses its judgment to decide if it believes that a fixed or variable rate would be more favorable during the term of the loan.

The following sensitivity analysis has been determined based on the exposure to interest rates for both derivatives and non-derivative financial instruments at the end of the reporting period.  For loans with variable interest rates, an analysis is prepared assuming the amount of outstanding liability at the end of the reporting period under review has been the current liability for the year. The sensitivity analysis used assumes an increase or decrease of 100 basis points, which is the change management considers reasonably possible of occurring at year end.

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2021 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2019, 2020 and 2021 would have been as follows:

	2019		2020		2021
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(84,251)	Ps.	(111,492)	Ps.	(150,135)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	84,251	Ps.	111,492	Ps.	150,135

In 2016, the Company contracted hedges of derivative financial instrument interest rate caps (CAP), whereby it agreed to exchange the difference between the amounts of the variable interest rate calculated over the principal amounts of the hedged items associated with its variable rate debt instruments. These contracts allowed the Company to hedge the cash flow exposures on debt contracted at variable interest rates. The fair value at the end of the period of the interest rate CAP was determined at fair value.

On May 2, 2017, the Company contracted HSBC México, S.A. (HSBC) for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate, the tranche of the “GAP 17” debt securities for a value of Ps.1,500,000 that accrues an interest rate TIIE and is swapped for 7.21%, until the end of the debt securities, the derivative is only for TIIE rate.

On February 26, 2019, the Company contracted Scotiabank for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the “GAP 17-2” debt securities for a value of Ps.2,300,000 that accrues an interest rate TIIE and is swapped for 8.0315%, until the expiration of the debt securities. Changes in fair value are recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the debt securities are recognized, the derivative is only for TIIE rate.

On February 27, 2019, the Company contracted Scotiabank for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the “GAP 19” debt securities for a value of Ps.3,000,000 that accrues an interest rate TIIE and is swapped for 8.03%, until the expiration of the debt securities. Changes in fair value are recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the debt securities are recognized , the derivative is only for TIIE rate.

On March 2, 2020, the Company contracted Scotiabank for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the “GAP 20” debt securities for a value of Ps.3,000,000 that accrues an interest rate TIIE and is swapped for 6.33%, until the expiration of the debt securities. Changes in fair value are recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the debt securities are recognized, the derivative is only for TIIE rate.

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2019, 2020 and 2021 is as follows:

	2019		2020		2021
Fixed-rate instruments

Financial liabilities	Ps.	(1,500,000)	Ps.	(6,326,350)	Ps.	(12,265,065)
Effect of interest rate swaps		(6,800,000)		(9,800,000)		(9,800,000)
	Ps.	(8,300,000)	Ps.	(16,126,350)	Ps.	(22,065,065)

Variable-rate instruments
Financial liabilities		(14,937,043)		(18,028,816)		(15,595,843)
Effect of interest rate swaps		6,800,000		9,800,000		9,800,000
	Ps.	(8,137,043)	Ps.	(8,228,816)	Ps.	(5,795,843)

As of December 31, 2019, 2020 and 2021, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2019		2020		2021
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(247,981)	Ps.	(661,653)	Ps.	(51,285)
Cash Flow hedge reserve		(247,981)		(471,107)		29,658

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2019, 2020 and 2021, were as follows:

	2019		2020		2021
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	5,300,000	Ps.	8,300,000	Ps.	8,300,000
Carrying amount		(247,981)		(676,188)		29,658
Line item in the statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	(247,981)	Ps.	(413,672)	Ps.	(727,474)
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	(1,045)	Ps.	(13,490)	Ps.	(12,095)

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2019, 2020 and 2021:

	2019		2020		2021
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	—	Ps.	(172,094)	Ps.	(471,107)
Changes in fair value		(247,981)		(413,672)		727,474
Amount reclassified to profit or loss		(1,045)		(13,490)		(12,095)
Changes in deferred tax asset		76,931		128,149		(214,614)
Balance at December 31	Ps.	(172,094)	Ps.	(471,107)	Ps.	29,658

–

Sensitivity analysis for hedge accounting - The methodology used was a sensitivity analysis calculating the estimated fair value based on variations in each of the reference variables individually (keeping the other variables fixed). We emphasize that the sensitivities in the market value consider the change to international standards (IFRS), therefore, it is included in the counterparty risk in the valuation process and in the respective measurement of sensitivities in the fair market value. In the case of sensitivity to reference interbank interest rates, the three scenarios analyzed are:

-	Likely: decrease over the entire curve of 25 basis points (0.25%)
-	Possible: decrease over the entire 50 basis point curve (0.50%)
-	Stress: decrease over the entire curve of 100 basis points (1.00%)

During 2019, GAP entered into SWAPS interest rate contracts to cover the interest payments of the “GAP 17-2” and “GAP 19” debt securities and “GAP 20” during 2020, referenced to floating interbank interest rates. With these instruments, GAP will pay amounts based on a fixed rate and will receive amounts based on the TIIE reference rate at the valuation date. For accounting purposes under IFRS, the Company has documented these contracts as cash flow hedges, so changes in fair value will be recognized through other comprehensive income. The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures but opposite.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(17,547)	Ps.	(63,300)	Ps.	(154,806)
Total effect on fair value		Ps.	(17,547)	Ps.	(63,300)	Ps.	(154,806)

Capital Management – The policy of the Board of Directors of the Company is to maintain a strong capital position to provide confidence to its investors, creditors, and the market and to sustain future development of the business. The Board of Directors monitors the return on equity, which the Company defines as the net profit divided by the total Shareholders' equity.

The Board of Directors seeks to maintain the optimal balance for the ratio between total liabilities and the Shareholders' equity, which may result from increased levels of bank loans up to the financial structure that it deems optimal, therefore, management seeks authorization from the Board of Directors for any additional debt issuances or for the prepayment of debt. While total liabilities grow in relation to equity and net profit continues to increase, the Company will generate higher returns on capital. The Company has no obligation to maintain a ratio of equity to total liabilities in particular.

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2019		2020		2021
Shareholders’ equity –controlling interest	Ps.	19,628,172	Ps.	21,792,811	Ps.	19,288,380
Total liabilities		20,908,361		28,508,390		34,894,485
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.9		0.8		0.6

The Company may elect to repurchase its own shares in the stock market, under the following terms and conditions:

–	The acquisition has to be previously approved at a Stockholders Meeting and be at market price (except in the case of public offerings or auctions authorized by the stock market).
–

If the acquisition is made against the Company´s stockholders equity and reflects the acquisition within the repurchased shares account. If the Company decides to cancel the shares it reduces common stock accordingly.

–

Announcing the amount of common stock issued and paid when determining the authorized stock for repurchase. The Ordinary Shareholders Meeting shall expressly agree, for each year, the maximum amount of funds that may be used for the repurchase of the Company’s shares, with the only limitation that the sum of the resources that can be used for this purpose, in no event shall exceed the total balance of retained earnings of the Company.

As long the shares belong to the Company, they are not subject to vote at the Company’s Shareholders Meeting, nor do they provide rights or economic benefits and are also not considered when determining a quorum to vote.

During the year, there was no change in the Company’s capital management policy.  The Company is not subject to external equity requirements, except for those corresponding to the minimum common stock required by Mexican Companies Law (Ley General de Sociedades Mercantiles).

Fair value of the financial instruments – Except for loans and debt securities, management believes the carrying amounts of financial assets and financial liabilities, recognized at amortized cost in the consolidated financial statements, approximate their fair value due to their short-term maturities.

As of December 31, 2019, 2020 and 2021, the fair value of financial liabilities recognized at amortized cost was Ps.16,648,280, Ps.24,280,945 and Ps.27,735,962, respectively, while their book value is Ps.16,535,925, Ps.24,445,925 and Ps.27,988,813, respectively.

The fair value of loans is determined in accordance with generally accepted pricing models based on discounted cash flow analysis determined in accordance with Level 2 of fair value.

The fair value of financial assets and liabilities is determined as follows:

–	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e., derived from prices) (Level 2); and
–	Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3)

The fair value of the derivative financial instruments is determined based on the effect of the relevant economic variables in the future, according to the market valuation curves as of the reporting date and is analyzed with the total exposure in which the Company assigns to variations in the interest rates.

Financial instruments recognized at fair value are categorized according to the fair value hierarchy into levels 1 to 3, and are based on the degree to which their fair value is objectively observable, are:

–	Financial instruments classified as fair value – Are classified within Level 2 of the fair value hierarchy.
–	Derivative financial instruments – Are classified within Level 2 of the fair value hierarchy.